GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Location
	Six months ended June 30,
	2025	2024
Europe	$24,391	$16,733
Asia and Oceania	7,865	14,095
Americas	6,760	6,385
Middle East and Africa	8,185	6,841

	$47,201	$44,054

Schedule of Major Customers
	Six months ended June 30,
	2025	2024

1st Customer	13%	14%

	13%	14%

Schedule of Long-Lived Assets by Geographic Location
	June 30,	December 31,
	2025	2024
Israel	$11,529	$13,577
Other	601	856
	$12,130	$14,433